Retirement and Deferred Compensation Plans - Plans with Projected Benefit Obligation in Excess of Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 113.9	$ 48.4
Plan assets	$ 47.9	$ 39.4